N-4	Jun. 26, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVA
Entity Central Index Key	0001016274
Entity Investment Company Type	N-4
Document Period End Date	Jun. 26, 2025
Amendment Flag	false
Neuberger Berman A M T Quality Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio, Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%